Cover Page Document	Mar. 10, 2025
Entity Information
Document Type	8-K
Document Period End Date	Mar. 10, 2025
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity File Number	1-16427
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	37-1490331
Entity Address, Street	347 Riverside Avenue
Entity Address, City	Jacksonville
Entity Address, State	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001136893
Amendment Flag	false
New York Stock Exchange | Common Stock, par value $0.01 per share
Entity Information
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
New York Stock Exchange | 0.625% Senior Notes due 2025
Entity Information
Title of each class	0.625% Senior Notes due 2025
Trading Symbol	FIS25B
Security Exchange Name	NYSE
New York Stock Exchange | 1.500% Senior Notes due 2027
Entity Information
Title of each class	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
New York Stock Exchange | 1.000% Senior Notes due 2028
Entity Information
Title of each class	1.000% Senior Notes due 2028
Trading Symbol	FIS28
Security Exchange Name	NYSE
New York Stock Exchange | 2.250% Senior Notes due 2029
Entity Information
Title of each class	2.250% Senior Notes due 2029
Trading Symbol	FIS29
Security Exchange Name	NYSE
New York Stock Exchange | 2.000% Senior Notes due 2030
Entity Information
Title of each class	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
New York Stock Exchange | 3.360% Senior Notes due 2031
Entity Information
Title of each class	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE
New York Stock Exchange | 2.950% Senior Notes due 2039
Entity Information
Title of each class	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE